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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 6/30/2010
                                                          ----------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
          ----------------------------------------------------------------------
Title:    Associate
          ----------------------------------------------------------------------
Phone:    312-265-9600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/16/2010
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                          19
             ---------------

Form 13F Information Table Value Total:
                   $ 182,411 (thousands)
             ---------------

      THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
                            SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F INFORMATION TABLE
                                                             6/30/2010


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
AMERICAN MED ALERT CORP          COM      027904101      4,441     747,592  SH        SHARED-OTHER    1, 2           747,592
APPLIED SIGNAL TECHNOLOGY IN     COM      038237103     12,148     618,212  SH        SHARED-OTHER    1, 2           618,212
ARTHROCARE CORP                  COM      043136100      4,726     154,190  SH        SHARED-OTHER    1, 2           154,190
CARDIONET INC                    COM      14159L103     13,027   2,377,115  SH        SHARED-OTHER    1, 2         2,377,115
CPI INTERNATIONAL INC            COM      12618M100      2,926     187,674  SH        SHARED-OTHER    1, 2           187,674
DRUGSTORE COM INC                COM      262241102     18,855   6,121,593  SH        SHARED-OTHER    1, 2         6,121,593
ENDOLOGIX INC                    COM      29266S106     14,815   3,270,310  SH        SHARED-OTHER    1, 2         3,270,310
MEDICAL ACTION INDS INC          COM      58449L100        633      52,796  SH        SHARED-OTHER    1, 2            52,796
MICRUS ENDOVASCULAR CORP         COM      59518V102     11,057     531,839  SH        SHARED-OTHER    1, 2           531,839
NOBEL LEARNING CMNTYS INC        COM      654889104      3,949     669,356  SH        SHARED-OTHER    1, 2           669,356
OBAGI MEDICAL PRODUCTS INC       COM      67423R108     17,798   1,505,786  SH        SHARED-OTHER    1, 2         1,505,786
PREFORMED LINE PRODS CO          COM      740444104        266       9,500  SH        SHARED-OTHER    1, 2             9,500
PRGX GLOBAL INC                COM NEW    69357C503      7,452   1,795,694  SH        SHARED-OTHER    1, 2         1,795,694
SOMANETICS CORP                COM NEW    834445405     11,616     465,567  SH        SHARED-OTHER    1, 2           465,567
SONOSITE INC                     COM      83568G104     15,801     582,838  SH        SHARED-OTHER    1, 2           582,838
TESSCO TECHNOLOGIES INC          COM      872386107     17,036   1,020,138  SH        SHARED-OTHER    1, 2         1,020,138
TIER TECHNOLOGIES INC            CL B     88650Q100     14,953   2,459,404  SH        SHARED-OTHER    1, 2         2,459,404
VASCO DATA SEC INTL INC          COM      92230Y104        834     135,143  SH        SHARED-OTHER    1, 2           135,143
WINN DIXIE STORES INC          COM NEW    974280307     10,078   1,045,468  SH        SHARED-OTHER    1, 2         1,045,468

   Total                                               182,411  23,750,215                                        23,750,215
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